Employee Benefits Plan - Summary of Weighted-Average Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Funded Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.82%	2.79%
Inflation assumption	3.25%	3.26%
Rate of increase in salaries	3.46%	3.40%
Rate of increase in pension payments	3.06%	2.99%
UnFunded Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.27%	3.54%
Inflation assumption	2.33%	2.70%
Rate of increase in salaries	3.50%	3.49%
Rate of increase in pension payments	3.10%	3.10%
Other Post Employment Benefits [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.08%	3.39%
Rate of increase in salaries	3.39%	3.50%
Medical cost trend	6.50%	6.50%